Consolidated Balance Sheets -10-K (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000
Common stock, shares issued (in shares)	999,748
Common stock, shares outstanding (in shares)	999,748
Private GRI
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	31,130,077	26,722,077
Common stock, shares outstanding (in shares)	26,731,434	22,765,434